Consolidated Income Statement - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Product sales, net	$ 11,263	$ 0	$ 0
Royalty revenue	5,935	5,902	7,501
Total revenues	17,198	5,902	7,501
Cost of revenues (including amortization of currently marketed intangible assets, 2025: $3.937 million, 2024 & 2023: $Nil)	(5,130)	0	0
Research & development	(34,807)	(39,716)	(52,816)
Selling, general and administration	(39,309)	(24,980)	(27,480)
Fair value remeasurement of contingent consideration	(14,887)	(9,693)	8,771
Fair value remeasurement of warrant liability	(4,962)	779	(2,205)
Other operating income and expenses	3,053	2,570	4,250
Finance costs	(22,968)	(23,009)	(20,122)
Loss before income tax	(101,812)	(88,147)	(82,101)
Income tax benefit/(expense)	(330)	191	212
Loss attributable to the owners of Mesoblast Limited	$ (102,142)	$ (87,956)	$ (81,889)
Losses per share from continuing operations attributable to the ordinary equity holders of the Group:
Basic - losses per share (in dollars per share)	$ (0.0846)	$ (0.0891)	$ (0.1053)
Diluted - losses per share (in dollars per share)	$ (0.0846)	$ (0.0891)	$ (0.1053)